Significant accounting policies - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 MWh
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Electricity generated from an eligible energy source (megawatt) | MWh		1
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect on retained earnings, before tax	$ 2,488
Cumulative effect on retained earnings, net of tax	$ 1,860